FINANCIAL INSTRUMENTS (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other income and expenses	R$ (52,290)	R$ (27,728)
Exchange variation	(4,333)	16,790
Appreciation asset position	4,841,261
Appreciation liability position	(5,258,194)
Fair value (market) Amounts receivable / (payable)	(416,933)
Other comprehensive income	341,269
Settled Date 1 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses		(27,728)
Exchange variation		R$ 16,790
Settled Date 2 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	23,374
Exchange variation	(1,087)
Settled Date 3 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	(75,664)
Exchange variation	667
Appreciation asset position	797,721
Appreciation liability position	(873,385)
Fair value (market) Amounts receivable / (payable)	(75,664)
Settled Date 4 [Member]
IfrsStatementLineItems [Line Items]
Exchange variation	(1,484)
Appreciation asset position	1,098,354
Appreciation liability position	(1,218,934)
Fair value (market) Amounts receivable / (payable)	(120,580)
Other comprehensive income	120,580
Settled Date 5 [Member]
IfrsStatementLineItems [Line Items]
Exchange variation	(1,244)
Appreciation asset position	1,087,106
Appreciation liability position	(1,197,361)
Fair value (market) Amounts receivable / (payable)	(110,255)
Other comprehensive income	110,255
Settled Date 6 [Member]
IfrsStatementLineItems [Line Items]
Exchange variation	(938)
Appreciation asset position	696,149
Appreciation liability position	(770,062)
Fair value (market) Amounts receivable / (payable)	(73,913)
Other comprehensive income	73,913
Settled Date 7 [Member]
IfrsStatementLineItems [Line Items]
Exchange variation	(131)
Appreciation asset position	372,109
Appreciation liability position	(385,572)
Fair value (market) Amounts receivable / (payable)	(13,463)
Other comprehensive income	13,463
Settled Date 8 [Member]
IfrsStatementLineItems [Line Items]
Exchange variation	(81)
Appreciation asset position	392,861
Appreciation liability position	(404,946)
Fair value (market) Amounts receivable / (payable)	(12,085)
Other comprehensive income	12,085
Settled Date 9 [Member]
IfrsStatementLineItems [Line Items]
Exchange variation	(35)
Appreciation asset position	396,961
Appreciation liability position	(407,934)
Fair value (market) Amounts receivable / (payable)	(10,973)
Other comprehensive income	R$ 10,973